Income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Deferred Tax Assets, Valuation Allowance, Current	$ (1,399)	$ (11)
Long-term deferred tax assets:
Deferred Tax Assets, Valuation Allowance, Noncurrent	(7,244)	(6,777)
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Current	0	(327)
Deferred tax assets (liabilities), net	2,010	0
Direct financing lease [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	81	0
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	6,596	0
Accrued liabilities and other payables [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	524	11
Derivative financial instruments [Member]
Current deferred tax assets:
Deferred Tax Assets, Gross, Current	1,170	0
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	1,205	0
New buildings [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	0	7,359
Other equipment [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	6	0
Prepaid and deferred revenue [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	0	233
Tax loss carry forward [Member]
Long-term deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent	1,253	0
Accrued liabilities and other receivables [Member]
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Current	(33)	(64)
Deferred debt issuance cost [Member]
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Noncurrent	(149)	(276)
Deferred charges [Member]
Deferred Tax Liabilities, Net, Classification
Deferred Tax Liabilities, Gross, Noncurrent	$ 0	$ (148)